(Vanguard LifeStrategy Income Fund Retail) (Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Income Fund - Investor Shares)	12 Months Ended
Oct. 31, 2013
Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.14%